Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Current:
Federal					$ 867		$ 27
State					187	$ 3	6
Deferred:
Federal					(88)	794
State					140	(74)
Provision for income taxes	$ 620	$ 323	$ 4,300	$ 2,839	$ 1,106	$ 723	$ 33